Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 10,894	$ 12,691	$ 14,614
Short-term and other investments	1,727	3,274	2,606
Accounts receivable, net	3,155	2,649	2,517
Unbilled receivables, net	9,660	8,317	8,634
Current portion of financing receivables, net	60	99	154
Inventories	85,661	79,741	78,151
Other current assets, net	3,282	2,504	2,847
Total current assets	114,439	109,275	109,523
Financing receivables and operating lease equipment, net	785	860	1,450
Property, plant and equipment, net	10,976	10,661	10,550
Goodwill	8,108	8,093	8,057
Acquired intangible assets, net	2,067	2,094	2,311
Deferred income taxes		59	63
Investments	1,026	1,035	983
Other assets, net of accumulated amortization	5,319	4,935	4,163
Total assets	142,720	137,012	137,100
Liabilities and equity
Accounts payable	11,864	11,964	10,200
Accrued liabilities	21,850	22,331	21,581
Advances and progress billings	58,151	56,328	53,081
Short-term debt and current portion of long-term debt	4,765	5,204	5,190
Total current liabilities	96,630	95,827	90,052
Deferred income taxes	291	229	230
Accrued retiree health care	2,159	2,233	2,503
Accrued pension plan liability, net	6,248	6,516	6,141
Other long-term liabilities	2,212	2,332	2,211
Long-term debt	53,162	47,103	51,811
Total liabilities	160,702	154,240	152,948
Shareholders' equity:
Common stock, par value	5,061	5,061	5,061
Additional paid-in capital	10,727	10,309	9,947
Treasury stock, at cost	(48,841)	(49,549)	(50,814)
Retained earnings	25,469	27,251	29,473
Accumulated other comprehensive loss	(10,392)	(10,305)	(9,550)
Total shareholders' deficit	(17,976)	(17,233)	(15,883)
Noncontrolling interests	(6)	5	35
Total equity	(17,982)	(17,228)	(15,848)
Total liabilities and equity	$ 142,720	$ 137,012	$ 137,100